--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    [LOGO OF EXCELSIOR FUNDS APPEARS HERE]



                                 Money Market
                                  Portfolios


                                 ANNUAL REPORT

                                 March 31, 1999

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS....................................................    1
STATEMENTS OF ASSETS AND LIABILITIES......................................    2
STATEMENTS OF OPERATIONS..................................................    3
STATEMENTS OF CHANGES IN NET ASSETS.......................................    4
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS..................    6
PORTFOLIOS OF INVESTMENTS
 Treasury Money Fund......................................................    8
 Government Money Fund....................................................    9
 Money Fund...............................................................   10
 Tax-Exempt Money Fund....................................................   11
 New York Tax-Exempt Money Fund...........................................   14
NOTES TO FINANCIAL STATEMENTS.............................................   16
INDEPENDENT AUDITORS' REPORT..............................................   22
FEDERAL TAX INFORMATION...................................................   22

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services
  1-800-446-1012 (From overseas, call 617-557-8280)
 . Current Price and Yield Information 1-800-446-1012
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    c/o Chase Global Funds Services Company
    P.O. Box 2798
    Boston, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY OF CONNECTICUT, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                            LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Shareholder:

  I am pleased to present the annual report for the Excelsior Funds. Fiscal 1999 was an exciting year in the financial markets as a whole and for the fund family.

  Low interest rates and subdued inflation in tandem with turbulent Asian and Latin American markets proved to be the catalysts for another year of strong-- though narrowly focused--domestic equity performance. At the same time, these factors combined to constrain the returns on fixed-income investments to modest levels. The search for consistency and predictability amidst uncertainty--regarding heightened valuations here at home, international economic crises, not to mention the course of the U.S. economy--created a "flight to quality." Continuing the dominant trend of the past few years, investors redirected much of their money to a relatively small group of extremely large-capitalized growth companies within the Standard & Poor's 500 Index, leaving the broader market lagging well behind. As a result, small and mid-sized companies as well as value-oriented investments underperformed relative to growth-oriented investments. This environment made it difficult for broadly diversified equity portfolios to meet or exceed the performance of this narrowly focused market.

  On the international front, economic crises and inflationary pressures in Asia, Eastern Europe, and Latin America temporarily disrupted equity markets around the world. Many of these troubled economies--and widespread investor concerns about them--have begun to turn around and are showing sign of recovery. In Western Europe, equity performance in general was strong, and the conversion to a single currency, the Euro, was completed on time and without disrupting the financial markets.

  The financial markets will present many challenges and opportunities during the coming year. U.S. fiscal policy continues to be effective in keeping inflation under control, and we continue to be cautiously optimistic regarding the domestic equity markets. International markets, while remaining attractive on a long-term basis, will require continuous evaluation. In our new global economy, events in international markets will have a direct impact on the U.S. economy.

  I am confident that the Excelsior fund family will continue to provide you with the appropriate investment vehicles to respond to the always-changing economic/financial market environment and to pursue your long-term investment objectives.

                                          /s/ Frederick S. Wonham
                                          Frederick S. Wonham
                                          Chairman of the Board and President

Excelsior Funds, Inc.
Statements of Assets and Liabilities
March 31, 1999

                                                                                        New York
                               Treasury    Government                   Tax-Exempt     Tax-Exempt
                                Money        Money         Money          Money          Money
                                 Fund         Fund          Fund           Fund           Fund
                             ------------ ------------  ------------  --------------  ------------
  ASSETS:
   Investments, at cost--
    see
    accompanying portfolios. $494,129,536 $642,519,764  $973,162,748  $1,498,524,698  $304,973,294
                             ============ ============  ============  ==============  ============
   Investments, at value
    (Note 1)...............  $494,129,536 $642,519,764  $973,162,748  $1,498,524,698  $304,973,294
   Cash....................       --           --            --                8,109       --
   Interest receivable.....     1,908,098    1,975,296     3,192,908       8,026,543     1,518,327
   Receivable for fund
    shares sold............       114,510       28,158     1,040,942        --              69,501
   Prepaid expenses........        11,418       14,830        12,721          19,833         2,867
                             ------------ ------------  ------------  --------------  ------------
   Total Assets............   496,163,562  644,538,048   977,409,319   1,506,579,183   306,563,989
  LIABILITIES:
   Payable for dividends
    declared...............     1,636,764    2,414,046     3,333,443       2,875,444       635,638
   Payable for fund shares
    redeemed...............        47,365      --              4,872        --             --
   Investment advisory fees
    payable (Note 2).......       113,790      126,274       131,166         177,108        15,741
   Administration fees
    payable (Note 2).......        69,546       80,002       125,793         203,572        40,930
   Administrative service
    fees payable (Note 2)..        10,549       17,911        46,088          88,383         1,208
   Directors' fees payable
    (Note 2)...............         4,144        4,963         4,580          20,681         3,772
   Due to custodian bank...       --           --            --             --              28,549
   Accrued expenses and
    other payables.........        64,555       63,955        95,757         144,740       118,844
                             ------------ ------------  ------------  --------------  ------------
   Total Liabilities.......     1,946,713    2,707,151     3,741,699       3,509,928       844,682
                             ------------ ------------  ------------  --------------  ------------
  NET ASSETS...............  $494,216,849 $641,830,897  $973,667,620  $1,503,069,255  $305,719,307
                             ============ ============  ============  ==============  ============
  NET ASSETS consist of:
   Undistributed
    (distributions in
    excess of) net
    investment income......  $      8,337 $       (100) $        (17) $       (8,927) $--
   Accumulated net realized
    gain (loss) on
    investments............        17,863      (87,250)      (53,810)       (161,635)      --
   Par value (Note 3)......       494,193      641,953       973,896       1,503,503       305,719
   Paid-in capital in
    excess of par value....   493,696,456  641,276,294   972,747,551   1,501,736,314   305,413,588
                             ------------ ------------  ------------  --------------  ------------
  Total Net Assets.........  $494,216,849 $641,830,897  $973,667,620  $1,503,069,255  $305,719,307
                             ============ ============  ============  ==============  ============
  Shares of Common Stock
   Outstanding (Note 3)....   494,193,118  641,953,291   973,896,118   1,503,503,175   305,719,307
  NET ASSET VALUE PER
   SHARE...................         $1.00        $1.00         $1.00           $1.00         $1.00
                                    =====        =====         =====           =====         =====

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Operations
Year Ended March 31, 1999

                                                                                 New York
                             Treasury    Government                Tax-Exempt   Tax-Exempt
                               Money        Money        Money        Money       Money
                               Fund         Fund         Fund         Fund        Fund*
                            -----------  -----------  -----------  -----------  ----------
  INVESTMENT INCOME:
   Interest income........  $26,251,491  $33,308,360  $39,090,321  $47,552,339  $4,920,804
                            -----------  -----------  -----------  -----------  ----------
  EXPENSES:
   Investment advisory
    fees (Note 2).........    1,554,888    1,565,967    1,834,108    3,524,089     810,114
   Administration fees
    (Note 2)..............      792,993      958,372    1,122,474    2,156,742     248,317
   Custodian fees.........      145,124      209,408      235,942      363,808      42,029
   Administrative servic-
    ing fees (Note 2).....      151,843      184,360      358,371      827,107       7,879
   Legal and audit fees...       68,904       83,749       83,612      170,621      57,614
   Directors' fees and ex-
    penses (Note 2).......       21,353       23,930       25,670       89,710      10,339
   Registration and filing
    fees..................       15,928       15,682       19,654       18,967       2,146
   Shareholder reports....       12,809       15,845       14,706       42,376       9,207
   Shareholder servicing
    agent fees............       10,897       13,138       55,294       24,636       2,290
   Miscellaneous expenses.       71,160       43,777       99,571      163,237      98,856
                            -----------  -----------  -----------  -----------  ----------
   Total Expenses.........    2,845,899    3,114,228    3,849,402    7,381,293   1,288,791
   Fees waived and reim-
    bursed by investment
    adviser and adminis-
    trators (Note 2)......     (151,843)    (184,360)    (358,371)    (827,107)   (532,521)
                            -----------  -----------  -----------  -----------  ----------
   Net Expenses...........    2,694,056    2,929,868    3,491,031    6,554,186     756,270
                            -----------  -----------  -----------  -----------  ----------
  NET INVESTMENT INCOME...   23,557,435   30,378,492   35,599,290   40,998,153   4,164,534
                            -----------  -----------  -----------  -----------  ----------
  REALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain
    (loss) on security
    transactions..........       42,508      (18,567)       4,266      (25,479)     --
                            -----------  -----------  -----------  -----------  ----------
  Net increase in net as-
   sets resulting from op-
   erations...............  $23,599,943  $30,359,925  $35,603,556  $40,972,674  $4,164,534
                            ===========  ===========  ===========  ===========  ==========

* New York Tax-Exempt Money Fund commenced operations on August 3, 1998.

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Changes in Net Assets

                                                                                        New York
                              Treasury     Government                   Tax-Exempt     Tax-Exempt
                               Money         Money         Money          Money          Money
                                Fund          Fund          Fund           Fund          Fund*
                            ------------  ------------  ------------  --------------  ------------
  Year Ended March 31,
   1999
  Net investment income...  $ 23,557,435  $ 30,378,492  $ 35,599,290  $   40,998,153  $  4,164,534
  Net realized gain (loss)
   on investments.........        42,508       (18,567)        4,266         (25,479)      --
                            ------------  ------------  ------------  --------------  ------------
  Net increase in net
   assets resulting from
   operations.............    23,599,943    30,359,925    35,603,556      40,972,674     4,164,534
  Distributions to
   shareholders:
   From net investment
    income................   (23,564,239)  (30,378,492)  (35,599,290)    (40,998,164)   (4,164,534)
   In excess of net
    investment income.....       --               (100)          (17)         (8,928)      --
  Increase in net assets
   from fund share
   transactions (Note 3)..    24,540,692    41,732,622   314,791,213     106,572,629   305,719,307
                            ------------  ------------  ------------  --------------  ------------
  Net increase in net
   assets.................    24,576,396    41,713,955   314,795,462     106,538,211   305,719,307
  NET ASSETS:
   Beginning of year......   469,640,453   600,116,942   658,872,158   1,396,531,044       --
                            ------------  ------------  ------------  --------------  ------------
   End of year (1)........  $494,216,849  $641,830,897  $973,667,620  $1,503,069,255  $305,719,307
                            ============  ============  ============  ==============  ============
   (1) Including
       undistributed
       (distributions in
       excess of) net
       investment income..  $      8,337  $       (100) $        (17) $       (8,927) $--
                            ============  ============  ============  ==============  ============
  Year Ended March 31,
   1998
  Net investment income...  $ 19,297,100  $ 28,148,017  $ 26,060,936  $   37,894,217
  Net realized gain (loss)
   on investments.........         7,136        (8,971)       12,526         (24,067)
                            ------------  ------------  ------------  --------------
  Net increase in net
   assets resulting from
   operations.............    19,304,236    28,139,046    26,073,462      37,870,150
  Distributions to
   shareholders:
   From net investment
    income................   (19,297,045)  (28,148,017)  (26,060,936)    (37,894,205)
   In excess of net
    investment income.....          (126)      --            --             --
  Increase in net assets
   from fund share
   transactions (Note 3)..   120,546,015    66,291,908   160,793,465     326,868,880
                            ------------  ------------  ------------  --------------
  Net increase in net
   assets.................   120,553,080    66,282,937   160,805,991     326,844,825
  NET ASSETS:
   Beginning of year......   349,087,373   533,834,005   498,066,167   1,069,686,219
                            ------------  ------------  ------------  --------------
   End of year (2)........  $469,640,453  $600,116,942  $658,872,158  $1,396,531,044
                            ============  ============  ============  ==============
 --------
   (2) Including
       undistributed
       (distributions in
       excess of) net
       investment income..  $       (126) $    --       $    --       $           12
                            ============  ============  ============  ==============

 --------
* New York Tax-Exempt Money Fund commenced operations on August 3, 1998.

                       See Notes to Financial Statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Excelsior Funds, Inc.
Financial Highlights-Selected Per Share Data and Ratios


  For a Fund share outstanding throughout each period.


                           Net Asset                             Total    Dividends     Dividends
                            Value,      Net      Net Realized     From     From Net    in Excess of
                           Beginning Investment  Gain (Loss)   Investment Investment  Net Investment
                           of Period   Income   on Investments Operations   Income        Income
                           --------- ---------- -------------- ---------- ----------  --------------
  TREASURY MONEY FUND -- (2/13/91*)
   Year Ended March 31,
   1995...................   $1.00    $0.04165          --      $0.04165  $(0.04165)          --
   1996...................    1.00     0.05043          --       0.05043   (0.05043)          --
   1997...................    1.00     0.04676          --       0.04676   (0.04676)          --
   1998...................    1.00     0.04853          --       0.04853   (0.04853)          -- ++
   1999...................    1.00     0.04543     $0.00002      0.04545   (0.04545)          --
  GOVERNMENT MONEY FUND -- (5/8/85*)
   Year Ended March 31,
   1995...................   $1.00    $0.04397          --      $0.04397  $(0.04397)          --
   1996...................    1.00     0.05296          --       0.05296   (0.05296)          --
   1997...................    1.00     0.04862          --       0.04862   (0.04862)          --
   1998...................    1.00     0.05082          --       0.05082   (0.05082)          --
   1999...................    1.00     0.04838          --       0.04838   (0.04838)          -- ++
  MONEY FUND -- (5/3/85*)
   Year Ended March 31,
   1995...................   $1.00    $0.04494     $0.00002     $0.04496  $(0.04496)          --
   1996...................    1.00     0.05336          --       0.05336   (0.05336)          --
   1997...................    1.00     0.04888          --       0.04888   (0.04888)          --
   1998...................    1.00     0.05139          --       0.05139   (0.05139)          --
   1999...................    1.00     0.04901          --       0.04901   (0.04901)          -- ++
  TAX-EXEMPT MONEY FUND -- (5/24/85*)
   Year Ended March 31,
   1995...................   $1.00    $0.02825          --      $0.02825  $(0.02825)          --
   1996...................    1.00     0.03362          --       0.03362   (0.03362)          --
   1997...................    1.00     0.03050          --       0.03050   (0.03050)          --
   1998...................    1.00     0.03216          --       0.03216   (0.03216)          --
   1999...................    1.00     0.02911          --       0.02911   (0.02910)    $(0.00001)
  NEW YORK TAX-EXEMPT MONEY FUND -- (8/3/98*)
   Period Ended March 31,
   1999...................   $1.00    $0.01711          --      $0.01711  $(0.01711)          --

  * Commencement of operations
 ** Annualized
*** Not Annualized
  + Expense ratios before waiver of fees and reimbursement of expenses (if any)
    by adviser and administrators.
 ++ Amount represents less than $0.00001 per share.

                       See Notes to Financial Statements

                                                        Ratio of     Ratio of      Ratio of
                                                          Net          Gross         Net
                   Net Asset             Net Assets,   Operating     Operating    Investment
                    Value,                   End        Expenses     Expenses       Income       Fee
       Total          End      Total      of Period    to Average   to Average    to Average   Waivers
   Distributions   of Period   Return      (000's)     Net Assets   Net Assets+   Net Assets   (Note 2)
   -------------   ---------   ------    -----------   ----------   -----------   ----------   --------


     $(0.04165)      $1.00     4.25%     $  196,932      0.55%         0.57%        4.09%      $0.00019
      (0.05043)       1.00     5.16%        258,169      0.55%         0.57%        5.03%       0.00021
      (0.04676)       1.00     4.78%        349,087      0.52%         0.54%        4.68%       0.00026
      (0.04853)       1.00     4.96%        469,640      0.52%         0.54%        4.86%       0.00021
      (0.04545)       1.00     4.64%        494,217      0.52%         0.55%        4.55%       0.00029


     $(0.04397)      $1.00     4.49%     $  725,774      0.50%         0.53%        4.38%      $0.00024
      (0.05296)       1.00     5.43%        461,470      0.50%         0.53%        5.36%       0.00031
      (0.04862)       1.00     4.97%        533,834      0.47%         0.51%        4.86%       0.00035
      (0.05082)       1.00     5.20%        600,117      0.47%         0.50%        5.09%       0.00030
      (0.04838)       1.00     4.95%        641,831      0.47%         0.50%        4.85%       0.00029


     $(0.04496)      $1.00     4.59%     $  824,578      0.49%         0.52%        4.49%      $0.00026
      (0.05336)       1.00     5.47%        394,285      0.50%         0.53%        5.40%       0.00037
      (0.04888)       1.00     5.00%        498,066      0.47%         0.53%        4.89%       0.00052
      (0.05139)       1.00     5.26%        658,872      0.48%         0.52%        5.14%       0.00046
      (0.04901)       1.00     5.01%        973,668      0.48%         0.52%        4.85%       0.00049


     $(0.02825)      $1.00     2.86%     $  814,890      0.49%         0.52%        2.85%      $0.00030
      (0.03362)       1.00     3.41%        966,711      0.49%         0.53%        3.35%       0.00042
      (0.03050)       1.00     3.09%      1,069,686      0.47%         0.52%        3.05%       0.00053
      (0.03216)       1.00     3.26%      1,396,531      0.47%         0.53%        3.21%       0.00053
      (0.02911)       1.00     2.95%      1,503,069      0.46%         0.52%        2.91%       0.00059


     $(0.01711)      $1.00     1.72%***  $  305,719      0.47%**       0.79%**      2.24%**    $0.00219

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments March 31, 1999
Treasury Money Fund


  Principal                                                 Discount    Value
    Amount                                                    Rate    (Note 1)
  ---------                                                 -------- -----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 99.24%
              Federal Home Loan Bank
 $ 10,000,000 06/16/99...................................     4.74%  $ 9,900,039
              Student Loan Marketing Association
   13,000,000 06/17/99...................................     5.15#   13,000,000
   25,000,000 11/10/99...................................     5.29#   24,994,043
   25,000,000 11/16/99...................................     5.08    25,000,000
   13,500,000 02/22/00...................................     5.19#   13,495,318
              U.S. Treasury Bills
  355,000,000 04/22/99...................................     4.69   354,028,108
              U.S. Treasury Notes
   50,000,000 04/30/99...................................     4.63    50,071,516
                                                                     -----------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
              (Cost $490,489,024)..........................          490,489,024
                                                                     -----------

                                                                         Value
  Shares                                                                (Note 1)
  ------                                                              ------------
 OTHER SHORT-TERM INVESTMENTS -- 0.74%
 3,640,512 Dreyfus Government Cash
           Management Fund
           (Cost $3,640,512)...................................       $  3,640,512
                                                                      ------------

TOTAL INVESTMENTS
(Cost
$494,129,536*)...  99.98% $494,129,536
OTHER ASSETS &
LIABILITIES
(NET)............   0.02        87,313
                  ------  ------------
NET ASSETS....... 100.00% $494,216,849
                  ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of March 31, 1999.

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments March 31, 1999
Government Money Fund

  Principal                                               Discount    Value
    Amount                                                  Rate     (Note 1)
  ---------                                               -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 99.44%
              Federal Home Loan Bank
 $ 10,000,000 04/01/99.................................     4.80%  $ 10,000,000
  200,000,000 06/23/99.................................     4.74    197,814,333
   25,000,000 02/24/00.................................     4.98     24,998,873
              Student Loan Marketing Association
   35,000,000 06/17/99.................................     5.15#    35,000,000
   30,900,000 11/01/99.................................     5.04#    30,892,671
  100,000,000 11/10/99.................................     5.29#    99,976,173
   50,000,000 11/16/99.................................     5.08     50,000,000
              U.S. Treasury Bills
  190,000,000 04/19/99.................................     4.82    189,542,100
                                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $638,224,150)..........             638,224,150
                                                                   ------------

                                                                     Value
  Shares                                                            (Note 1)
  ------                                                          ------------
 OTHER SHORT-TERM INVESTMENTS -- 0.67%
 4,295,614 Dreyfus Government Cash Management Fund
           (Cost $4,295,614)...........................           $  4,295,614
                                                                  ------------
 TOTAL INVESTMENTS
 (Cost $642,519,764*)...................................  100.11% $642,519,764
 OTHER ASSETS & LIABILITIES (NET).......................   (0.11)     (688,867)
                                                          ------  ------------
 NET ASSETS.............................................  100.00% $641,830,897
                                                          ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of March 31, 1999.

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments March 31, 1999
Money Fund

  Principal                                             Discount    Value
    Amount                                                Rate     (Note 1)
  ---------                                             -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 48.19%
              Federal Farm Credit Bank
 $ 10,000,000 04/06/99...............................     4.76%  $  9,993,389
              Federal Home Loan Bank
   10,000,000 04/01/99...............................     4.80     10,000,000
              Student Loan Marketing Association
   50,000,000 01/12/00...............................     5.07#    49,984,328
   89,820,000 02/11/00...............................     4.96#    89,873,393
   50,000,000 03/23/00...............................     4.88#    50,000,000
              U.S. Treasury Bills
  260,000,000 04/19/99...............................     4.82    259,373,400
                                                                 ------------
              TOTAL U.S. GOVERNMENT
              & AGENCY OBLIGATIONS
              (Cost $469,224,510)....................             469,224,510
                                                                 ------------
 COMMERCIAL PAPER -- 24.22%
   45,000,000 American Express Co., 04/06/99.........     4.92     45,000,000
   45,000,000 Asset Securitization, 04/27/99.........     4.87     44,841,725
   25,000,000 Campbell Soup Co., 04/05/99............     4.95     24,982,921
   11,000,000 Chevron Corp.,
              04/14/99...............................     4.87     11,000,000
   45,000,000 General Electric Capital  Corp.,
              04/13/99...............................     4.87     45,000,000
   40,000,000 General Motors Acceptance Corp.,
              04/07/99...............................     4.91     40,000,000
   25,000,000 +Prudential Funding Corp., 08/31/99....     4.99#    25,000,000
                                                                 ------------
              TOTAL COMMERCIAL PAPER
              (Cost $235,824,646)....................             235,824,646
                                                                 ------------
 CERTIFICATES OF DEPOSIT -- 15.40%
   25,000,000 Banque Nationale de Paris, 07/14/99....     4.86#    25,000,000
   45,000,000 Citibank Canada,
              04/28/99...............................     4.88     45,000,000
   40,000,000 Royal Bank of Canada, 03/22/00.........     5.15     39,988,767
   40,000,000 Toronto Dominion Bank, 02/22/00........     5.14     39,986,186
                                                                 ------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $149,974,953)......................           149,974,953
                                                                 ------------

  Principal                                               Discount    Value
   Amount                                                   Rate     (Note 1)
  ---------                                               -------- ------------
 CORPORATE BONDS -- 8.81%
             Lehman Brothers Holdings, Series E,
 $15,000,000 09/27/99..................................      7.13% $ 15,112,961
  25,340,000 09/27/99..................................      7.11    25,527,962
             Merrill Lynch & Co., Inc.,
  45,000,000 10/04/99..................................      5.30#   45,065,120
                                                                   ------------
             TOTAL CORPORATE BONDS
             (Cost $85,706,043)........................              85,706,043
                                                                   ------------
 ASSET-BACKED SECURITY -- 3.08%
  30,000,000 Ford Credit Auto Owner Trust, 1999-A,
             Class A2, 01/18/00
             (Cost $30,000,000)........................      5.09    30,000,000
                                                                   ------------
   Shares
   ------
 OTHER SHORT-TERM INVESTMENTS -- 0.25%
   2,432,596 Dreyfus Government Cash Management Fund
             (Cost $2,432,596).........................               2,432,596
                                                                   ------------
 TOTAL INVESTMENTS (Cost $973,162,748*).................    99.95% $973,162,748
 OTHER ASSETS & LIABILITIES (NET).......................     0.05       504,872
                                                           ------  ------------
 NET ASSETS.............................................   100.00% $973,667,620
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of March 31,
  1999.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, these securities amounted to $25,000,000 or 2.57% of net assets.


                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 1999
Tax-Exempt Money Fund


  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 65.95%
 $15,000,000 Austin, Texas, Commercial Paper,
             3.150%, 04/12/1999...................................   $15,000,000
  15,000,000 Burke County, Georgia, Development Authority,
             Commercial Paper,
             3.100%, 04/19/1999...................................    15,000,000
   6,225,000 Burlington, Kansas, Commercial Paper, Series C1,
             3.050%, 08/13/1999...................................     6,225,000
   8,800,000 Burlington, Kansas, Commercial Paper, Series C2,
             3.050%, 08/13/1999...................................     8,800,000
   8,000,000 Dallas, Texas, Dallas Area Rapid Transit Authority,
             Commercial Paper,
             2.750%, 05/13/1999...................................     8,000,000
   2,000,000 Dallas, Texas, Dallas Area Rapid Transit Authority,
             Commercial Paper,
             2.900%, 05/13/1999...................................     2,000,000
  30,000,000 Dallas, Texas, Dallas Area Rapid Transit Authority,
             Commercial Paper,
             2.950%, 04/07/1999...................................    30,000,000
  20,400,000 Dallas, Texas, Dallas Area Rapid Transit Authority,
             Commercial Paper,
             3.000%, 04/16/1999...................................    20,400,000
   8,750,000 Dallas, Texas, Dallas Area Rapid Transit Authority,
             Commercial Paper,
             3.050%, 08/13/1999...................................     8,750,000
  17,000,000 Houston, Texas, General Obligation Commercial Paper,
             3.050%, 08/18/1999...................................    17,000,000
  15,000,000 Illinois Educational Facilities Authority Revenue
             Notes, 3.050%, 04/08/1999............................    15,000,000
  15,000,000 Intermountain Power Agency, Utah, 2.750%, 05/07/1999.    15,000,000
   6,000,000 Intermountain Power Agency, Utah, 2.850%, 04/06/1999.     6,000,000
  15,000,000 Intermountain Power Agency, Utah, 2.900%, 04/16/1999.    15,000,000
  10,000,000 Jacksonville, Florida, Electric Authority Commercial
             Paper, Series A,
             2.950%, 05/11/1999...................................    10,000,000
  20,000,000 Jacksonville, Florida, Pollution Control Refunding
             Revenue Bonds, Florida Power & Light Co. Project,
             2.700%, 05/14/1999...................................    20,000,000
   4,000,000 Jacksonville, Florida, Pollution Control Refunding
             Revenue Bonds, Florida Power & Light Co. Project,
             2.850%, 04/09/1999...................................     4,000,000
  14,800,000 Jasper County, Indiana, Commercial Paper, Northern
             Indiana Public Services,
             2.950%, 04/06/1999...................................    14,800,000
   9,150,000 Jasper County, Indiana, Commercial Paper, Northern
             Indiana Public Services,
             2.950%, 04/06/1999...................................     9,150,000
   5,000,000 Jasper County, Indiana, Commercial Paper, Northern
             Indiana Public Services,
             3.200%, 05/04/1999...................................     5,000,000
  16,200,000 Jasper County, Indiana, Commercial Paper, Pollution
             Control, 2.950%, 04/01/1999..........................    16,200,000
  18,000,000 Jasper County, Indiana, Commercial Paper, Public
             Power Services,
             2.850%, 05/17/1999...................................    18,000,000
  25,500,000 Kentucky Asset/Liability Fund, Commercial Paper,
             2.950%, 08/12/1999...................................    25,500,000

  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $20,000,000 Lower Colorado River Authority, Texas, Commercial
             Paper, 2.900%, 08/10/1999............................   $20,000,000
  12,530,000 Maricopa County, Arizona, Commercial Paper, 2.700%,
             05/10/1999...........................................    12,530,000
   5,000,000 Metropolitan Transit Authority, New York, Special
             Obligation Bond Anticipation Notes, Series CP1,
             3.000%, 04/12/1999...................................     5,000,000
  20,000,000 Nassau County, New York, Industrial Development
             Agency, Civic Facility Revenue Bonds, Cold Spring
             Harbor Lab Project, 3.500%, 08/18/1999...............    20,033,616
   5,000,000 Nassau County, New York, Industrial Development
             Agency, Civic Facility Revenue Bonds, Cold Spring
             Harbor Lab Project, 4.000%, 05/18/1999...............     5,004,104
  11,000,000 New Jersey State Transportation, Commercial Paper,
             2.600%, 04/06/1999...................................    11,000,000
  23,500,000 New York City, New York, Commercial Paper, 2.850%,
             04/16/1999...........................................    23,500,000
  21,400,000 New York City, New York, Municipal Water Financing
             Authority, Water and Sewer Systems Revenue Bonds,
             3.150%, 04/16/1999...................................    21,400,000
  17,150,000 New York State Dormitory Authority, Commercial Paper,
             2.900%, 04/09/1999...................................    17,150,000
  10,000,000 New York State Power Authority & General Purpose
             Revenue Bonds,
             2.900%, 03/01/2016+..................................    10,000,000
   8,165,000 New York State Power Authority & General Purpose
             Revenue Bonds,
             2.900%, 08/17/1999...................................     8,165,000
  10,000,000 New York State Power Authority & General Purpose
             Revenue Bonds,
             2.950%, 05/12/1999...................................    10,000,000
   7,100,000 New York State, Local Government Assistance
             Corporation, Series W,
             3.100%, 04/07/1999...................................     7,100,000
  45,000,000 North Carolina Municipal Power Agency, Commercial
             Paper, 3.050%, 08/11/1999............................    45,000,000
  23,700,000 Nueces River, Texas, San Miguel Electric Corp.,
             Commercial Paper,
             2.700%, 05/11/1999...................................    23,700,000
  25,000,000 Nueces River, Texas, San Miguel Electric Corp.,
             Commercial Paper,
             3.100%, 06/03/1999...................................    25,000,000
  26,500,000 Nueces River, Texas, San Miguel Electric Corp.,
             Commercial Paper,
             3.150%, 06/09/1999...................................    26,500,000
  10,000,000 Omaha, Nebraska, Public Power District, Commercial
             Paper, 2.950%, 04/09/1999............................    10,000,000
   6,500,000 Pleasant Prarie, Wisconsin, Pollution Control
             Refunding Revenue Bonds, Wisconsin Electric Power
             Co., Series A, 3.050%, 09/01/2030+...................     6,500,000
   2,680,000 Purdue University, Indiana, University Revenue Bonds,
             Student Fee, Series E, 2.900%, 07/01/2011+...........     2,680,000
   1,100,000 Purdue University, Indiana, University Revenue Bonds,
             Student Fee, Series L, (AMBAC), 2.900%, 07/01/2020+..     1,100,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 1999
Tax-Exempt Money Fund -- (continued)


  Principal                                                            Value
   Amount                                                            (Note 1)
  ---------                                                         -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $25,985,000 Salt River, Arizona, Electric & Gas Commercial
             Paper, 2.850%, 04/09/1999...........................   $25,985,000
  10,000,000 Salt River, Arizona, Electric & Gas Commercial
             Paper, 2.950%, 04/12/1999...........................    10,000,000
  10,000,000 Salt River, Texas, Commercial Paper, 2.850%,
             04/12/1999..........................................    10,000,000
   8,000,000 Salt River, Texas, Commercial Paper, 3.000%,
             04/12/1999..........................................     8,000,000
  17,700,000 San Antonio, Texas, Electric & Gas Commercial Paper,
             2.800%, 05/10/1999..................................    17,700,000
  13,200,000 San Antonio, Texas, Electric & Gas Commercial Paper,
             3.000%, 04/14/1999..................................    13,200,000
   6,000,000 San Antonio, Texas, Electric & Gas Commercial Paper,
             3.050%, 08/13/1999..................................     6,000,000
   5,000,000 Shelby County, Tennessee, Commercial Paper, 2.750%,
             04/14/1999..........................................     5,000,000
  30,000,000 Shelby County, Tennessee, Commercial Paper, 2.950%,
             04/07/1999..........................................    30,000,000
  35,000,000 Shelby County, Tennessee, Commercial Paper, 2.950%,
             04/08/1999..........................................    35,000,000
  15,000,000 South Carolina State, Public Service Authority
             Commercial Paper,
             2.750%, 05/12/1999..................................    15,000,000
  20,000,000 South Carolina State, Public Service Authority
             Commercial Paper,
             2.850%, 04/09/1999..................................    20,000,000
  35,000,000 South Carolina State, Public Service Authority
             Commercial Paper,
             3.150%, 05/04/1999..................................    35,000,000
  24,400,000 Tennessee School Board Association, Commercial
             Paper, 3.100%, 08/18/1999...........................    24,400,000
  50,000,000 Texas State, Tax & Revenue Anticipation Notes,
             4.500%, 08/31/1999..................................    50,328,014
  20,000,000 Utah, General Obligation Commercial Paper, 2.900%,
             04/05/1999..........................................    20,000,000
  30,000,000 Utah, General Obligation Commercial Paper, 2.950%,
             05/11/1999..........................................    30,000,000
  19,430,000 Wisconsin State, General Obligation Commercial
             Paper, 2.800%, 05/12/1999...........................    19,430,000
                                                                    -----------
                                                                    991,230,734
                                                                    -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED
 BY LETTERS OF CREDIT -- 33.75%
             ABN AMRO BANK N.V./MORGAN GUARANTY TRUST
  14,800,000 Long Island Power Authority, New York, Electric
             Systems Revenue Bonds, Series 5, 3.100%,
             05/01/2033+.........................................    14,800,000
             BANK OF AMERICA
  20,000,000 Des Moines, Iowa, Hospital Facilities Revenue Bonds,
             Iowa Methodist Medical Center Project, 3.050%,
             08/01/2015+.........................................    20,000,000
  20,000,000 Michigan Technological University Revenue Bonds,
             Series A, (AMBAC), 2.950%, 10/01/2018+..............    20,000,000
             BANK OF NOVA SCOTIA
  11,000,000 New York State, Local Government Assistance
             Corporation Revenue Bonds, Series G, 2.700%,
             04/01/2025+.........................................    11,000,000

  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED
 BY LETTERS OF CREDIT -- (continued)
             BANK OF NOVA SCOTIA/CHASE MANHATTAN BANK
 $ 3,400,000 New Hampshire State Industrial Development Authority,
             Pollution Control Revenue Bonds, Bangor Hydro-
             Electric Co. Project, Series 1983,
             3.250%, 01/01/2009+..................................   $ 3,400,000
             BANK OF TOKYO MITSUBISHI
  14,400,000 University of Iowa, Facilities Revenue Bonds, Human
             Biology Research, Series A, 4.550%, 06/01/2005+......    14,400,000
             BARCLAYS BANK, PLC
   7,700,000 Bucks County, Pennsylvania, Industrial Development
             Authority Revenue Bonds, Tru Realty--Toys R Us
             Project,
             2.800%, 12/01/2018+..................................     7,700,000
             BAYERISCHE LANDESBANK
   5,000,000 Oklahoma State Water Resources, State Line Program
             Revenue Bonds,
             2.900%, 09/01/2032+..................................     5,000,000
             BAYERISCHE LANDESBANK/MORGAN GUARANTY TRUST
   7,485,000 New York State Job Development Authority Revenue
             Bonds, Series C1-34,
             2.900%, 03/01/2000+..................................     7,485,000
   3,585,000 New York State Job Development Authority Revenue
             Bonds, Series D1-16,
             2.900%, 03/01/2000+..................................     3,585,000
             CS FIRST BOSTON
   6,900,000 Garden City, Kansas, Industrial Development Revenue
             Bonds, Inland Container Corp. Project, Temple Series
             1983, 3.200%, 01/01/2008+............................     6,900,000
  25,000,000 Ohio County, Kentucky, Pollution Control Revenue
             Bonds, Big Rivers Electric Corp., (AMBAC), 3.050%,
             06/01/2013+..........................................    25,000,000
  10,000,000 Ohio County, Kentucky, Pollution Control Revenue
             Bonds, Big Rivers Electric Corp., (AMBAC), 3.050%,
             10/01/2015+..........................................    10,000,000
             FIRST NATIONAL BANK OF CHICAGO
  47,220,000 Coastal Bend Health Facilities Development Corp.,
             Texas, Incarnate Health System, 3.000%, 08/15/2027+..    47,220,000
             FIRST UNION NATIONAL BANK
  10,200,000 Wake County, North Carolina, Industrial Facilities &
             Pollution Control Financing Authority Revenue Bonds,
             Carolina Power & Light Co., Series 1985-B,
             2.950%, 09/01/2015+..................................    10,200,000
  12,900,000 Wake County, North Carolina, Industrial Facilities &
             Pollution Control Financing Authority Revenue Bonds,
             Carolina Power & Light Co., Series 1985-C,
             2.950%, 10/01/2015+..................................    12,900,000
             KREDIETBANK, N.V.
  14,795,000 Illinois Health Facilities Authority Revenue Bonds,
             Memorial Medical Center, Series C, 3.000%,
             01/01/2016+..........................................    14,795,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 1999
Tax-Exempt Money Fund -- (continued)


  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             LANDESBANK HESSEN-THURINGEN
 $10,100,000 Washington State, General Obligation Bonds, Series VR
             96B,
             2.900%, 06/01/2020+..................................   $10,100,000
             LASALLE NATIONAL BANK
  16,500,000 Flint, Michigan, Hospital Building Authority Revenue
             Bonds, Hurley Medical Center, Series B, 3.000%,
             07/01/2015+..........................................    16,500,000
  14,000,000 Illinois Health Facilities Authority Revenue Bonds,
             Ingalls Memorial Hospital,
             Series B, 2.950%, 01/01/2016+........................    14,000,000
   7,165,000 Illinois Health Facilities Authority Revenue Bonds,
             Ingalls Memorial Hospital,
             Series C, 2.950%, 01/01/2016+........................     7,165,000
             MORGAN GUARANTY TRUST
  11,300,000 Chicago, Illinois, General Obligation Bonds, 2.850%,
             01/31/2000+..........................................    11,300,000
   6,900,000 Kenton County, Kentucky, Industrial Building Revenue
             Bonds, Redken Labs, Inc. Project, Series 1984,
             2.800%, 12/01/2014+..................................     6,900,000
   5,950,000 Maricopa County, Arizona, Pollution Control Revenue
             Bonds, Arizona Public Services Co., Series B,
             3.200%, 05/01/2029+..................................     5,950,000
  12,100,000 New York City, New York, General Obligation Bonds,
             Series E5,
             3.050%, 08/01/2016+..................................    12,100,000
             MORGAN GUARANTY TRUST/CANADIAN IMPERIAL BANK/SOCIETE
             GENERALE
  13,000,000 District of Columbia, Tax & Revenue Anticipation
             Notes, Series B,
             3.750%, 09/30/1999...................................    13,055,748
             NATIONSBANK N.A.
   1,700,000 Greensboro, North Carolina, Enterprise Systems
             Revenue Bonds, Series B,
             2.950%, 06/01/2024+..................................     1,700,000
             NORDDUETSCHE LANDESBANK
  14,950,000 Brazos, Texas, Harbor Industrial Development Corp.
             Revenue Bonds, Badische Corp., 2.900%, 12/01/2013+...    14,950,000
             NORTHERN TRUST
  25,325,000 Illinois Health Facilities Authority Revenue Bonds,
             Healthcorp Affiliates, Series A, 2.900%, 11/01/2015+.    25,325,000
   1,000,000 Purdue University, Indiana, University Revenue Bonds,
             Student Fee, Series O, 2.900%, 07/01/2019+...........     1,000,000
             RABOBANK NEDERLANDER
  16,100,000 Illinois Health Facilities Authority Revenue Bonds,
             Healthcorp Affiliates, Series B, 2.900%, 11/01/2015+.    16,100,000
  13,125,000 Mississippi Hospital Equipment & Facilities Authority
             Revenue Bonds, Mississippi Baptist Medical Center,
             3.000%, 07/01/2012+..................................    13,125,000

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             TENNESSEE CONSUMER RETIREMENT SYSTEMS
 $21,300,000 Tennessee State, Bond Anticipation Notes, Series A,
             3.100%, 07/02/2001+................................   $ 21,300,000
             TORONTO DOMINION BANK, LTD.
   2,000,000 Wisconsin State Health Facilities Authority Revenue
             Bonds, Franciscan Health Care, Series A2, 3.050%,
             01/01/2016+........................................      2,000,000
             UNION BANK OF SWITZERLAND/MORGAN GUARANTY TRUST
  13,200,000 Pennsylvania State Higher Educational Facilities
             Authority Revenue Bonds, Carnegie Mellon
             University, Series D, 3.050%, 11/01/2030+..........     13,200,000
             WACHOVIA BANK
  27,000,000 Baltimore, Maryland, Port Facilities Revenue Bonds,
             Occidental Petroleum, Series 1981, 3.000%,
             10/14/2011+........................................     27,000,000
             WESTDUETSCHE LANDESBANK/CREDIT LOCAL DE
             FRANCE/LANDESBANK HESSEN-THURINGEN
  40,000,000 Suffolk County, New York, Tax Anticipation Notes,
             Series I,
             3.500%, 08/12/1999.................................     40,138,216
                                                                   ------------
                                                                    507,293,964
                                                                   ------------

 TOTAL INVESTMENTS
 (Cost $1,498,524,698*)........................... 99.70% $1,498,524,698
 OTHER ASSETS & LIABILITIES (NET)...............    0.30       4,544,557
                                                  ------  --------------
 NET ASSETS.....................................  100.00% $1,503,069,255
                                                  ======  ==============

--------
* Aggregate cost for Federal tax and book purposes
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At March 31, 1999, approximately, 34% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At March 31, 1999, approximately, 24% and 14% of the net assets are invested in Texas and New York municipal securities, respectively. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 1999
New York Tax-Exempt Money Fund


  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 66.35%
 $10,000,000 Guam Power Authority, Commercial Paper, 2.650%,
             04/01/1999..........................................  $ 10,000,000
  10,000,000 Long Island Power Authority, New York, Electric
             Systems, Commercial Paper, 3.000%, 04/19/1999.......    10,000,000
  10,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper, 2.550%, 05/11/1999................    10,000,000
   5,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper, 2.600%, 05/14/1999................     5,000,000
  10,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper, 2.700%, 07/14/1999................    10,000,000
   3,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper, 2.750%, 05/12/1999................     3,000,000
   7,000,000 Nassau County, New York, Bond Anticipation Notes,
             Series A, 3.625%, 08/17/1999........................     7,017,924
  10,500,000 Nassau County, New York, Bond Anticipation Notes,
             Series B, 3.500%, 08/18/1999........................    10,518,235
   7,933,000 Nassau County, New York, Bond Anticipation Notes,
             Series E, 4.000%, 05/18/1999........................     7,940,374
   2,100,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Systems
             Commercial Paper, 2.950%, 04/19/1999................     2,100,000
  10,000,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Systems
             Commercial Paper, 3.100%, 04/21/1999................    10,000,000
   4,000,000 New York City, New York, General Obligation
             Commercial Paper, 3.100%, 04/20/1999................     4,000,000
  10,000,000 New York City, New York, Housing Development
             Corporation Multifamily Rent Housing Revenue Bonds,
             Parkgate Development, 2.800%, 10/15/2028+...........    10,000,000
   1,845,000 New York State Dormitory Authority, Columbia
             University Commercial Paper, 2.550%, 05/12/1999.....     1,845,000
   5,000,000 New York State Dormitory Authority, Commercial
             Paper,
             2.800%, 06/10/1999..................................     5,000,000
  19,000,000 New York State Dormitory Authority, Commercial
             Paper,
             2.910%, 04/06/1999..................................    19,000,000
   3,000,000 New York State Dormitory Authority, Commercial
             Paper,
             3.000%, 08/11/1999..................................     3,000,000
   8,000,000 New York State Dormitory Authority, Commercial
             Paper,
             3.100%, 04/12/1999..................................     8,000,000
  10,700,000 New York State Dormitory Authority, Rockefeller
             University Revenue Bonds, Series A, 2.750%,
             07/01/2014+.........................................    10,700,000

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $ 1,500,000 New York State Dormitory Authority, Sloan Kettering
             Cancer Center,
             2.650%, 04/12/1999.................................   $  1,500,000
   2,000,000 New York State Environmental Facilities, Commercial
             Paper,
             2.550%, 05/12/1999.................................      2,000,000
   3,000,000 New York State Environmental Facilities, Commercial
             Paper,
             2.750%, 07/20/1999.................................      3,000,000
  15,000,000 New York State Power Authority General Purpose
             Revenue Bonds,
             3.000%, 05/03/1999.................................     15,000,000
   5,000,000 New York State Thruway Authority Highway & Bridge
             Revenue Bonds, Series A, (AMBAC),
             4.750%, 04/01/1999.................................      5,000,000
   6,500,000 Puerto Rico Commonwealth, Tax & Revenue
             Anticipation Notes, Series A, 3.500%, 07/30/1999...      6,516,344
   2,500,000 Puerto Rico Government Development Bank, 2.800%,
             04/01/1999.........................................      2,500,000
   4,300,000 Puerto Rico Government Development Bank, 2.850%,
             04/07/1999.........................................      4,300,000
   3,404,000 Puerto Rico Government Development Bank, 2.950%,
             06/10/1999.........................................      3,404,000
   1,000,000 Rochester, New York, General Obligation Bonds,
             4.000%, 10/01/1999.................................      1,005,282
  11,500,000 Westchester County, New York, Healthcare System
             Commercial Paper, 2.900%, 04/09/1999...............     11,500,000
                                                                   ------------
                                                                    202,847,159
                                                                   ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  33.26%
             BANK OF NOVA SCOTIA
   3,000,000 New York State Local Government Assistance
             Corporation, Series G, 2.700%, 04/01/2025+.........      3,000,000
   6,300,000 Suffolk County, New York, Water Authority Bond
             Anticipation Notes, 2.800%, 11/01/2002+............      6,300,000
             BANKERS TRUST COMPANY
   1,500,000 Dutchess County, New York, Industrial Development
             Agency Revenue Bonds, Toys R Us--NYTEX, Inc.
             Project, 3.125%, 11/01/2019+.......................      1,500,000
             BAYERISCHE LANDESBANK/
             WESTDEUTSCHE LANDESBANK
   4,600,000 New York State Local Government Assistance Corp.,
             Revenue Bonds, Series A, 2.800%, 04/01/2022+.......      4,600,000
             CREDIT LOCAL DE FRANCE
   6,800,000 Niagara Falls, New York, Bridge Common Toll Revenue
             Bonds, Series A, (FGIC), 2.750%, 10/01/2019+.......      6,800,000
   4,200,000 Yonkers, New York, Industrial Development Agency,
             Civic Facility Revenue Bonds, Consumers Union
             Facility, 2.800%, 07/01/2019+......................      4,200,000


                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 1999
New York Tax-Exempt Money Fund -- (continued)


  Principal                                                            Value
   Amount                                                             (Note 1)
  ---------                                                         ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             CREDIT SUISSE
 $ 9,000,000 New York City, New York, City Treasures Cultural
             Reserve, American Museum of National History Revenue
             Bonds, Series B, (MBIA), 2.750%, 04/01/2021+........   $  9,000,000
             FIRST NATIONAL BANK OF CHICAGO
   9,000,000 New York City, New York, Transitional Finance
             Authority, Series B2,
             2.900%, 11/01/2026+.................................      9,000,000
   5,000,000 New York City, New York, Transitional Finance
             Authority, Series B3,
             3.000%, 11/01/2028+.................................      5,000,000
             LANDESBANK HESSEN-THURINGEN
   3,000,000 Buffalo, New York, General Obligation Revenue
             Anticipation Notes, Series A, 3.750%, 07/27/1999....      3,007,110
   1,100,000 Municipal Assistance Corporation for the City of New
             York, Revenue Bonds, Subseries K3, 3.150%,
             07/01/2008+.........................................      1,100,000
             MORGAN GUARANTY TRUST
  11,100,000 New York City, New York, General Obligation Bonds,
             Subseries F6, 2.800%, 02/15/2018+...................     11,100,000
   1,000,000 New York City, New York, General Obligation Bonds,
             Subseries E3, 2.650%, 08/01/2023+...................      1,000,000
             SOCIETE GENERALE
   8,700,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Orange &
             Rockland Utilities, Series A, (AMBAC), 2.750%,
             08/01/2015+.........................................      8,700,000
  12,600,000 New York State Local Government Assistance Corp.,
             Series D, 2.850%, 04/01/2025+.......................     12,600,000
             STATE STREET BANK & TRUST
   1,400,000 New York City, New York, General Obligation Bonds,
             Subseries E4, 3.250%, 08/01/2022+...................      1,400,000
             TORONTO DOMINION BANK
   2,260,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Niagara
             Mohawk Corp. Project, Series A, 2.950%, 03/01/2027+.      2,260,000
             UNION BANK OF SWITZERLAND
   2,100,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Central
             Hudson Gas & Electric, Series B,
             2.950%, 06/01/2027+.................................      2,100,000
             WESTDUETSCHE LANDESBANK
   4,000,000 Municipal Assistance Corporation for the City of New
             York, Revenue Bonds, Subseries K1, 3.150%,
             07/01/2008+.........................................      4,000,000

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             WESTDUETSCHE LANDESBANK/CREDIT LOCAL DE
             FRANCE/LANDESBANK HESSEN-THURINGEN
 $ 5,000,000 Suffolk County, New York, Tax Anticipation Notes,
             Series I, 3.500%, 08/12/1999.......................   $  5,012,025
                                                                   ------------
                                                                   $101,679,135
                                                                   ------------
   Shares
   ------
 OTHER INVESTMENTS -- 0.15%
     447,000 Provident Institutional New York Tax-Exempt Money
             Fund...............................................        447,000
                                                                   ------------

 TOTAL INVESTMENTS
 (Cost $304,973,294*).....................................   99.76% $304,973,294
 OTHER ASSETS & LIABILITIES (NET).........................    0.24       746,013
                                                            ------  ------------
 NET ASSETS...............................................  100.00% $305,719,307
                                                            ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.

AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
MBIA--Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At March 31, 1999, approximately, 33% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At March 31, 1999, approximately, 91% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and collectively with Excelsior Fund, the "Funds") were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies.

  Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in eighteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Treasury Money Fund, Government Money Fund and Money Fund, portfolios of Excelsior Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by the Funds in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. New York Tax-Exempt Money Fund commenced operations on August 3, 1998. The financial statements for the remaining portfolios of the Funds are presented separately.

  With regard to the Portfolios, it is the Funds' policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of the Portfolios has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolios will not vary.

  (a) Portfolio Valuation:

    Securities are valued at amortized cost, which has been determined by each Fund's Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Repurchase agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior

  Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal taxes:

    It is the policy of the Funds that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1999, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                           Expiration Date March 31,
                            -------------------------------------------------------
                             2001    2002    2003    2004    2005    2006    2007    Total
                            ------- ------- ------- ------- ------- ------- ------- --------
   Government Money Fund... $10,000     --  $48,000 $ 1,000     --  $ 6,000 $ 3,000 $ 68,000
   Money Fund..............     --      --   21,000  21,000 $12,000     --      --    54,000
   Tax-Exempt Money Fund...  18,000 $31,000     --      --   51,000  35,000  27,000  162,000

    To the extent that such carryforwards are utilized, no capital gain distributions will be made. During the year ended March 31, 1999, the Money Fund utilized capital loss carryforwards for Federal tax purposes totaling approximately $4,000.

    Post-October losses are deemed to arise on the first business day of a Portfolio's next taxable year. The Government Money Fund incurred, and elected to defer, net capital losses of approximately $19,000 for the year ended March 31, 1999.

  (f) Expense Allocation:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and, collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .25% of the average daily net assets of the Government Money Fund, the Money Fund and the Tax-Exempt Money Fund, .30% of the average daily net assets of the Treasury Money Fund, and .50% of the average daily net assets of the New York Tax-Exempt Money Fund. U.S. Trust NY and U.S. Trust CT are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

  U.S. Trust CT, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services (collectively, the "Administrators") provide administrative services to the Funds. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the year ended March 31, 1999, administration fees charged by U.S. Trust CT were as follows:

     Treasury Money Fund.............................................. $192,708
     Government Money Fund............................................  232,413
     Money Fund.......................................................  275,526
     Tax-Exempt Money Fund............................................  524,126
     New York Tax-Exempt Money Fund...................................   62,261

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. In addition, until further notice to Excelsior Tax-Exempt Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for New York Tax-Exempt Money Fund to maintain an annual expense ratio of not more than .60%. For the year ended March 31, 1999, U.S. Trust waived investment advisory fees totaling $284,204 and U.S. Trust reimbursed expenses totaling $240,438 for New York Tax-Exempt Money Fund pursuant to this voluntary limitation.

  The Funds have also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust amounted to $1,528,490 for the year ended March 31, 1999. Until further notice to the Funds, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable (including fees paid to affiliates of U.S. Trust) by such Portfolio. For the year ended March 31, 1999, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. Trust Administrators
                                                       ---------- --------------
     Treasury Money Fund..............................  $151,843        --
     Government Money Fund............................   184,188       $172
     Money Fund.......................................   358,360         11
     Tax-Exempt Money Fund............................   827,107        --
     New York Tax-Exempt Money Fund...................     7,879        --

  Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the sponsor and distributor of the Funds. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Each Director of the Funds receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. Common Stock:

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
26.375 billion of which is currently classified to represent interests in one of eighteen separate investment portfolios. Excelsior Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, 13 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 2 billion shares each of the Treasury Money Fund, the Government Money Fund, the Money Fund, the Tax-Exempt Money Fund and the New York Tax-Exempt Money Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of each Fund's Board of Directors. Since the Portfolios have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                     Treasury Money Fund
                                               --------------------------------
                                                 Year Ended       Year Ended
                                                  03/31/99         03/31/98
                                               ---------------  ---------------
Sold.......................................... $ 2,679,518,952  $ 2,515,769,963
Issued as reinvestment of dividends...........       3,026,464        1,959,784
Redeemed......................................  (2,658,004,724)  (2,397,183,732)
                                               ---------------  ---------------
Net Increase.................................. $    24,540,692  $   120,546,015
                                               ===============  ===============
                                                    Government Money Fund
                                               --------------------------------
                                                 Year Ended       Year Ended
                                                  03/31/99         03/31/98
                                               ---------------  ---------------
Sold.......................................... $ 4,372,983,435  $ 4,837,865,828
Issued as reinvestment of dividends...........       1,710,757        1,392,643
Redeemed......................................  (4,332,961,570)  (4,772,966,563)
                                               ---------------  ---------------
Net Increase.................................. $    41,732,622  $    66,291,908
                                               ===============  ===============
                                                         Money Fund
                                               --------------------------------
                                                 Year Ended       Year Ended
                                                  03/31/99         03/31/98
                                               ---------------  ---------------
Sold.......................................... $ 4,459,113,083  $ 2,611,474,493
Issued as reinvestment of dividends...........       5,478,185        4,120,591
Redeemed......................................  (4,149,800,055)  (2,454,801,619)
                                               ---------------  ---------------
Net Increase.................................. $   314,791,213  $   160,793,465
                                               ===============  ===============
                                                    Tax-Exempt Money Fund
                                               --------------------------------
                                                 Year Ended       Year Ended
                                                  03/31/99         03/31/98
                                               ---------------  ---------------
Sold.......................................... $ 5,351,039,833    4,454,235,468
Issued as reinvestment of dividends...........       2,425,946        1,926,989
Redeemed......................................  (5,246,893,150)  (4,129,293,577)
                                               ---------------  ---------------
Net Increase.................................. $   106,572,629  $   326,868,880
                                               ===============  ===============

                                              New York Tax-Exempt Money Fund
                                              ------------------------------
                                                     08/03/98*- 03/31/99
                                              ----------------------------------
Sold.........................................         $ 886,545,150
Issued as reinvestment of dividends..........               165,634
Redeemed.....................................          (580,991,477)
                                                      -------------
Net Increase.................................         $ 305,719,307
                                                      =============

--------
*  Commencement of operations

4. Line of Credit:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the year ended March 31, 1999, the Portfolios had no borrowings under the agreement.

5. Year 2000 Risk (Unaudited):

  Like other investment companies, financial and business organizations and individuals around the world, the Portfolios could be affected adversely if the computer systems used by the investment managers and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The investment managers and the Portfolios' other service providers have informed the Funds that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Portfolios at current levels. At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Portfolios as a result of the Year 2000 Problem.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders
and Boards of Directors of
Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc.

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Treasury Money, Government Money, Money, Tax-Exempt Money and New York Tax-Exempt Money (three of the portfolios constituting the Excelsior Funds, Inc. and two of the portfolios constituting the Excelsior Tax-Exempt Funds, Inc. (collectively, the "Fund")) as of March 31, 1999, and the related statements of operations for the period then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned Portfolios of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at March 31, 1999, the results of their operations for the period then ended, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                 (SIGNATURE OF ERNST & YOUNG LLP APPEARS HERE)
Boston, Massachusetts
May 7, 1999

--------------------------------------------------------------------------------

                      Federal Tax Information: (Unaudited)

  For the year ended March 31, 1999, the percentage of income earned from direct treasury obligations was as follows:

                                                                        Interest
                                                                         Earned
                                                                        --------
   Treasury Money Fund................................................. 100.00%
   Government Money Fund...............................................  53.88%
   Money Fund..........................................................  21.39%
   Tax-Exempt Money Fund...............................................    --
   New York Tax-Exempt Money Fund......................................    --

USTMMA399

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